Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
Entity Central Index Key	0000887340
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000025780 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$37	0.72%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 37	[1]
Expense Ratio, Percent	0.72%	[1],[2]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	8.32%	15.49%	13.44%	12.40%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Growth Index[3]		6.09%	17.22%	18.15%	17.01%
Morningstar Large Growth Category Average[4]		7.06%	16.92%	14.79%	14.30%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 660,842,711
Holdings Count | Holding	51
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$660,842,711%
Total number of portfolio holdings	51%
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.3%
Microsoft Corp.	9.6%
Amazon.com, Inc.	6.3%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class C	5.1%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.9%
Netflix, Inc.	3.7%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	2.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	21.9%
Software	14.5%
Interactive Media & Services	10.0%
Capital Markets	6.8%
Broadline Retail	6.3%
Entertainment	5.8%
Technology Hardware, Storage & Peripherals	4.9%
Financial Services	4.8%
Hotels, Restaurants & Leisure	2.7%
Pharmaceuticals	2.6%
Other	19.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.3%
Microsoft Corp.	9.6%
Amazon.com, Inc.	6.3%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class C	5.1%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.9%
Netflix, Inc.	3.7%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	2.6%
* Excluding short-term investments

C000025781 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$50	0.97%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 50	[3]
Expense Ratio, Percent	0.97%	[3],[4]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	8.18%	15.20%	13.15%	12.12%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Growth Index[3]		6.09%	17.22%	18.15%	17.01%
Morningstar Large Growth Category Average[4]		7.06%	16.92%	14.79%	14.30%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 660,842,711
Holdings Count | Holding	51
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$660,842,711%
Total number of portfolio holdings	51%
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.3%
Microsoft Corp.	9.6%
Amazon.com, Inc.	6.3%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class C	5.1%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.9%
Netflix, Inc.	3.7%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	2.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	21.9%
Software	14.5%
Interactive Media & Services	10.0%
Capital Markets	6.8%
Broadline Retail	6.3%
Entertainment	5.8%
Technology Hardware, Storage & Peripherals	4.9%
Financial Services	4.8%
Hotels, Restaurants & Leisure	2.7%
Pharmaceuticals	2.6%
Other	19.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.3%
Microsoft Corp.	9.6%
Amazon.com, Inc.	6.3%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class C	5.1%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.9%
Netflix, Inc.	3.7%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	2.6%
* Excluding short-term investments

C000025784 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Convertible Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$30	0.58%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 30	[5]
Expense Ratio, Percent	0.58%	[5],[6]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	10/1/1996	6.56%	12.01%	8.98%	8.87%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
ICE BofA U.S. Convertible Index[3]		6.55%	15.95%	9.52%	9.38%
Morningstar Convertibles Category Average[4]		5.87%	14.19%	7.45%	8.08%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 01, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,486,369,755
Holdings Count | Holding	100
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,486,369,755%
Total number of portfolio holdings	100%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Welltower OP LLC, 3.125%, due 7/15/29	2.5%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.2%
Post Holdings, Inc., 2.50%, due 8/15/27	2.1%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Seagate HDD Cayman, 3.50%, due 6/1/28	1.8%
Uber Technologies, Inc., Series 2028, 0.875%, due 12/1/28	1.8%
Nice Ltd., (zero coupon), due 9/15/25	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.7%
Convertible Preferred Stocks	9.4%
Short-Term Investments	3.2%
Other Assets, Less Liabilities	(0.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Welltower OP LLC, 3.125%, due 7/15/29	2.5%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.2%
Post Holdings, Inc., 2.50%, due 8/15/27	2.1%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Seagate HDD Cayman, 3.50%, due 6/1/28	1.8%
Uber Technologies, Inc., Series 2028, 0.875%, due 12/1/28	1.8%
Nice Ltd., (zero coupon), due 9/15/25	1.7%
* Excluding short-term investments

C000168875 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Convertible Portfolio
Class Name	Service 2 Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service 2 Class	$48	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 48	[7]
Expense Ratio, Percent	0.93%	[7],[8]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Service 2 Class Shares	4/26/2016	6.37%	11.62%	8.60%	9.71%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.52%
ICE BofA U.S. Convertible Index[3]		6.55%	15.95%	9.52%	11.00%
Morningstar Convertibles Category Average[4]		5.87%	14.19%	7.45%	8.90%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,486,369,755
Holdings Count | Holding	100
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,486,369,755%
Total number of portfolio holdings	100%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Welltower OP LLC, 3.125%, due 7/15/29	2.5%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.2%
Post Holdings, Inc., 2.50%, due 8/15/27	2.1%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Seagate HDD Cayman, 3.50%, due 6/1/28	1.8%
Uber Technologies, Inc., Series 2028, 0.875%, due 12/1/28	1.8%
Nice Ltd., (zero coupon), due 9/15/25	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.7%
Convertible Preferred Stocks	9.4%
Short-Term Investments	3.2%
Other Assets, Less Liabilities	(0.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Welltower OP LLC, 3.125%, due 7/15/29	2.5%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.2%
Post Holdings, Inc., 2.50%, due 8/15/27	2.1%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Seagate HDD Cayman, 3.50%, due 6/1/28	1.8%
Uber Technologies, Inc., Series 2028, 0.875%, due 12/1/28	1.8%
Nice Ltd., (zero coupon), due 9/15/25	1.7%
* Excluding short-term investments

C000025785 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Convertible Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$42	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 42	[9]
Expense Ratio, Percent	0.83%	[9],[10]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	6.43%	11.73%	8.71%	8.60%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
ICE BofA U.S. Convertible Index[3]		6.55%	15.95%	9.52%	9.38%
Morningstar Convertibles Category Average[4]		5.87%	14.19%	7.45%	8.08%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,486,369,755
Holdings Count | Holding	100
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,486,369,755%
Total number of portfolio holdings	100%
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Welltower OP LLC, 3.125%, due 7/15/29	2.5%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.2%
Post Holdings, Inc., 2.50%, due 8/15/27	2.1%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Seagate HDD Cayman, 3.50%, due 6/1/28	1.8%
Uber Technologies, Inc., Series 2028, 0.875%, due 12/1/28	1.8%
Nice Ltd., (zero coupon), due 9/15/25	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.7%
Convertible Preferred Stocks	9.4%
Short-Term Investments	3.2%
Other Assets, Less Liabilities	(0.3)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Welltower OP LLC, 3.125%, due 7/15/29	2.5%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.2%
Post Holdings, Inc., 2.50%, due 8/15/27	2.1%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Seagate HDD Cayman, 3.50%, due 6/1/28	1.8%
Uber Technologies, Inc., Series 2028, 0.875%, due 12/1/28	1.8%
Nice Ltd., (zero coupon), due 9/15/25	1.7%
* Excluding short-term investments

C000025788 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Epoch U.S. Equity Yield Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$35	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 35	[11]
Expense Ratio, Percent	0.68%	[11],[12],[13]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	6.47%	14.85%	13.98%	8.54%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Value Index[3]		6.00%	13.70%	13.93%	9.19%
U.S. Equity Yield Composite Index[4]		5.17%	10.87%	10.20%	9.47%
Morningstar Large Value Category Average[5]		5.53%	12.27%	14.03%	9.37%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 896,304,257
Holdings Count | Holding	100
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$896,304,257%
Total number of portfolio holdings	100%
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
Broadcom, Inc.	2.4%
MetLife, Inc.	2.3%
Bank of America Corp.	2.2%
AbbVie, Inc.	2.1%
Cummins, Inc.	2.0%
Johnson & Johnson	1.8%
Walmart, Inc.	1.8%
Microsoft Corp.	1.8%
Philip Morris International, Inc.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.7%
Semiconductors & Semiconductor Equipment	6.0%
Electric Utilities	6.0%
Pharmaceuticals	5.2%
Insurance	4.9%
Oil, Gas & Consumable Fuels	4.6%
Electrical Equipment	3.9%
Chemicals	3.5%
Biotechnology	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Other	48.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
Broadcom, Inc.	2.4%
MetLife, Inc.	2.3%
Bank of America Corp.	2.2%
AbbVie, Inc.	2.1%
Cummins, Inc.	2.0%
Johnson & Johnson	1.8%
Walmart, Inc.	1.8%
Microsoft Corp.	1.8%
Philip Morris International, Inc.	1.7%
* Excluding short-term investments

C000025789 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Epoch U.S. Equity Yield Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 48	[14]
Expense Ratio, Percent	0.93%	[14],[15],[16]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	6.34%	14.57%	13.70%	8.27%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Value Index[3]		6.00%	13.70%	13.93%	9.19%
U.S. Equity Yield Composite Index[4]		5.17%	10.87%	10.20%	9.47%
Morningstar Large Value Category Average[5]		5.53%	12.27%	14.03%	9.37%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 896,304,257
Holdings Count | Holding	100
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$896,304,257%
Total number of portfolio holdings	100%
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
Broadcom, Inc.	2.4%
MetLife, Inc.	2.3%
Bank of America Corp.	2.2%
AbbVie, Inc.	2.1%
Cummins, Inc.	2.0%
Johnson & Johnson	1.8%
Walmart, Inc.	1.8%
Microsoft Corp.	1.8%
Philip Morris International, Inc.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.7%
Semiconductors & Semiconductor Equipment	6.0%
Electric Utilities	6.0%
Pharmaceuticals	5.2%
Insurance	4.9%
Oil, Gas & Consumable Fuels	4.6%
Electrical Equipment	3.9%
Chemicals	3.5%
Biotechnology	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Other	48.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
Broadcom, Inc.	2.4%
MetLife, Inc.	2.3%
Bank of America Corp.	2.2%
AbbVie, Inc.	2.1%
Cummins, Inc.	2.0%
Johnson & Johnson	1.8%
Walmart, Inc.	1.8%
Microsoft Corp.	1.8%
Philip Morris International, Inc.	1.7%
* Excluding short-term investments

C000025790 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Winslow Large Cap Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$39	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 39	[17]
Expense Ratio, Percent	0.74%	[17],[18],[19]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	10.56%	18.46%	16.54%	15.97%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Growth Index[3]		6.09%	17.22%	18.15%	17.01%
S&P 500®Index[4]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Growth Category Average[5]		7.06%	16.92%	14.79%	14.30%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,943,207,365
Holdings Count | Holding	44
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,943,207,365%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	5.1%
Apple, Inc.	4.8%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.9%
Lam Research Corp.	2.8%
Netflix, Inc.	2.8%
* Excluding short-term investments
Top Industries
Software	19.5%
Semiconductors & Semiconductor Equipment	17.3%
Hotels, Restaurants & Leisure	7.0%
Broadline Retail	6.6%
Interactive Media & Services	5.5%
Financial Services	5.4%
Entertainment	5.4%
Technology Hardware, Storage & Peripherals	4.8%
Health Care Equipment & Supplies	3.9%
IT Services	3.5%
Other	21.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	5.1%
Apple, Inc.	4.8%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.9%
Lam Research Corp.	2.8%
Netflix, Inc.	2.8%
* Excluding short-term investments

C000025791 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Winslow Large Cap Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$52	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 52	[20]
Expense Ratio, Percent	0.99%	[20],[21],[22]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/6/2003	10.42%	18.17%	16.25%	15.68%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Growth Index[3]		6.09%	17.22%	18.15%	17.01%
S&P 500®Index[4]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Growth Category Average[5]		7.06%	16.92%	14.79%	14.30%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 06, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,943,207,365
Holdings Count | Holding	44
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,943,207,365%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	5.1%
Apple, Inc.	4.8%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.9%
Lam Research Corp.	2.8%
Netflix, Inc.	2.8%
* Excluding short-term investments
Top Industries
Software	19.5%
Semiconductors & Semiconductor Equipment	17.3%
Hotels, Restaurants & Leisure	7.0%
Broadline Retail	6.6%
Interactive Media & Services	5.5%
Financial Services	5.4%
Entertainment	5.4%
Technology Hardware, Storage & Peripherals	4.8%
Health Care Equipment & Supplies	3.9%
IT Services	3.5%
Other	21.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	5.1%
Apple, Inc.	4.8%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.9%
Lam Research Corp.	2.8%
Netflix, Inc.	2.8%
* Excluding short-term investments

C000025794 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Schroders Mid Cap Opportunities Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$41	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 41	[23]
Expense Ratio, Percent	0.83%	[23],[24],[25]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	7/2/2001	(1.33)%	6.45%	8.28%	5.87%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell Midcap®Index[3]		4.84%	15.21%	13.11%	9.89%
S&P MidCap 400®Index[4]		0.20%	7.53%	13.44%	9.25%
Morningstar Mid-Cap Blend Category Average[5]		2.36%	10.67%	12.89%	8.82%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

4.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

5.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 02, 2001
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 649,225,301
Holdings Count | Holding	69
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$649,225,301%
Total number of portfolio holdings	69%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Aramark	2.4%
BWX Technologies, Inc.	2.3%
Rentokil Initial plc, Sponsored ADR	2.2%
Arthur J. Gallagher & Co.	2.0%
Assurant, Inc.	1.9%
Coherent Corp.	1.9%
Hexcel Corp.	1.9%
Reinsurance Group of America, Inc.	1.8%
Ameren Corp.	1.8%
Verisk Analytics, Inc.	1.8%
* Excluding short-term investments
Top Industries
Insurance	6.8%
IT Services	6.7%
Capital Markets	5.8%
Professional Services	5.4%
Hotels, Restaurants & Leisure	5.3%
Electronic Equipment, Instruments & Components	5.1%
Aerospace & Defense	4.2%
Health Care Equipment & Supplies	4.0%
Building Products	3.9%
Commercial Services & Supplies	3.7%
Other	49.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Aramark	2.4%
BWX Technologies, Inc.	2.3%
Rentokil Initial plc, Sponsored ADR	2.2%
Arthur J. Gallagher & Co.	2.0%
Assurant, Inc.	1.9%
Coherent Corp.	1.9%
Hexcel Corp.	1.9%
Reinsurance Group of America, Inc.	1.8%
Ameren Corp.	1.8%
Verisk Analytics, Inc.	1.8%
* Excluding short-term investments

C000025795 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Schroders Mid Cap Opportunities Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$53	1.08%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 53	[26]
Expense Ratio, Percent	1.08%	[26],[27],[28]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	(1.45)%	6.18%	8.01%	5.60%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell Midcap®Index[3]		4.84%	15.21%	13.11%	9.89%
S&P MidCap 400®Index[4]		0.20%	7.53%	13.44%	9.25%
Morningstar Mid-Cap Blend Category Average[5]		2.36%	10.67%	12.89%	8.82%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

4.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

5.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 649,225,301
Holdings Count | Holding	69
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$649,225,301%
Total number of portfolio holdings	69%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Aramark	2.4%
BWX Technologies, Inc.	2.3%
Rentokil Initial plc, Sponsored ADR	2.2%
Arthur J. Gallagher & Co.	2.0%
Assurant, Inc.	1.9%
Coherent Corp.	1.9%
Hexcel Corp.	1.9%
Reinsurance Group of America, Inc.	1.8%
Ameren Corp.	1.8%
Verisk Analytics, Inc.	1.8%
* Excluding short-term investments
Top Industries
Insurance	6.8%
IT Services	6.7%
Capital Markets	5.8%
Professional Services	5.4%
Hotels, Restaurants & Leisure	5.3%
Electronic Equipment, Instruments & Components	5.1%
Aerospace & Defense	4.2%
Health Care Equipment & Supplies	4.0%
Building Products	3.9%
Commercial Services & Supplies	3.7%
Other	49.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Aramark	2.4%
BWX Technologies, Inc.	2.3%
Rentokil Initial plc, Sponsored ADR	2.2%
Arthur J. Gallagher & Co.	2.0%
Assurant, Inc.	1.9%
Coherent Corp.	1.9%
Hexcel Corp.	1.9%
Reinsurance Group of America, Inc.	1.8%
Ameren Corp.	1.8%
Verisk Analytics, Inc.	1.8%
* Excluding short-term investments

C000025802 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Dimensional U.S. Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$27	0.54%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 27	[29]
Expense Ratio, Percent	0.54%	[29],[30]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	5.77%	11.79%	14.98%	11.83%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000®Index[3]		6.12%	15.66%	16.30%	13.35%
S&P 500®Index[4]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Blend Category Average[5]		5.74%	13.30%	15.14%	12.05%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

4.
The S&P 500® Index is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 23, 1984
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 984,849,380
Holdings Count | Holding	112
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$984,849,380%
Total number of portfolio holdings	112%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.1%
Microsoft Corp.	5.8%
Apple, Inc.	5.1%
Visa, Inc., Class A	4.6%
Eli Lilly & Co.	3.9%
Oracle Corp.	3.1%
Meta Platforms, Inc., Class A	3.0%
Mastercard, Inc., Class A	3.0%
Home Depot, Inc. (The)	2.4%
Costco Wholesale Corp.	2.4%
* Excluding short-term investments
Top Industries
Software	13.0%
Semiconductors & Semiconductor Equipment	10.1%
Financial Services	8.4%
Specialty Retail	7.1%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.5%
Biotechnology	4.7%
Consumer Staples Distribution & Retail	4.5%
IT Services	3.2%
Oil, Gas & Consumable Fuels	3.2%
Other	34.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.1%
Microsoft Corp.	5.8%
Apple, Inc.	5.1%
Visa, Inc., Class A	4.6%
Eli Lilly & Co.	3.9%
Oracle Corp.	3.1%
Meta Platforms, Inc., Class A	3.0%
Mastercard, Inc., Class A	3.0%
Home Depot, Inc. (The)	2.4%
Costco Wholesale Corp.	2.4%
* Excluding short-term investments

C000025803 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Dimensional U.S. Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$40	0.79%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 40	[31]
Expense Ratio, Percent	0.79%	[31],[32]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	5.64%	11.51%	14.70%	11.55%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000®Index[3]		6.12%	15.66%	16.30%	13.35%
S&P 500®Index[4]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Blend Category Average[5]		5.74%	13.30%	15.14%	12.05%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

4.
The S&P 500® Index is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 984,849,380
Holdings Count | Holding	112
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$984,849,380%
Total number of portfolio holdings	112%
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.1%
Microsoft Corp.	5.8%
Apple, Inc.	5.1%
Visa, Inc., Class A	4.6%
Eli Lilly & Co.	3.9%
Oracle Corp.	3.1%
Meta Platforms, Inc., Class A	3.0%
Mastercard, Inc., Class A	3.0%
Home Depot, Inc. (The)	2.4%
Costco Wholesale Corp.	2.4%
* Excluding short-term investments
Top Industries
Software	13.0%
Semiconductors & Semiconductor Equipment	10.1%
Financial Services	8.4%
Specialty Retail	7.1%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.5%
Biotechnology	4.7%
Consumer Staples Distribution & Retail	4.5%
IT Services	3.2%
Oil, Gas & Consumable Fuels	3.2%
Other	34.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.1%
Microsoft Corp.	5.8%
Apple, Inc.	5.1%
Visa, Inc., Class A	4.6%
Eli Lilly & Co.	3.9%
Oracle Corp.	3.1%
Meta Platforms, Inc., Class A	3.0%
Mastercard, Inc., Class A	3.0%
Home Depot, Inc. (The)	2.4%
Costco Wholesale Corp.	2.4%
* Excluding short-term investments

C000025804 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Balanced Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$36	0.70%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 36	[33]
Expense Ratio, Percent	0.70%	[33],[34],[35]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	4.58%	9.77%	8.96%	6.33%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Value Index[3]		6.00%	13.70%	13.93%	9.19%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		4.13%	6.74%	0.64%	2.04%
Balanced Composite Index[5]		5.33%	11.06%	8.69%	6.57%
Morningstar Moderate Allocation Category Average[6]		5.18%	10.06%	8.94%	7.44%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 344,168,595
Holdings Count | Holding	227
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$344,168,595%
Total number of portfolio holdings	227%
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 3/31/27-5/15/35	17.0%
iShares Intermediate Government/Credit Bond ETF	4.0%
Vanguard Intermediate-Term Treasury ETF	3.6%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.2%
Morgan Stanley	1.6%
Johnson & Johnson	1.6%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Merck & Co., Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.8%
U.S. Government & Federal Agencies	17.2%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investments	0.9%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.2%
Other Assets, Less Liabilities	0.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 3/31/27-5/15/35	17.0%
iShares Intermediate Government/Credit Bond ETF	4.0%
Vanguard Intermediate-Term Treasury ETF	3.6%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.2%
Morgan Stanley	1.6%
Johnson & Johnson	1.6%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Merck & Co., Inc.	1.4%
* Excluding short-term investments

C000025805 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Balanced Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 48	[36]
Expense Ratio, Percent	0.95%	[36],[37],[38]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	4.45%	9.50%	8.69%	6.06%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Value Index[3]		6.00%	13.70%	13.93%	9.19%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		4.13%	6.74%	0.64%	2.04%
Balanced Composite Index[5]		5.33%	11.06%	8.69%	6.57%
Morningstar Moderate Allocation Category Average[6]		5.18%	10.06%	8.94%	7.44%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 344,168,595
Holdings Count | Holding	227
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$344,168,595%
Total number of portfolio holdings	227%
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 3/31/27-5/15/35	17.0%
iShares Intermediate Government/Credit Bond ETF	4.0%
Vanguard Intermediate-Term Treasury ETF	3.6%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.2%
Morgan Stanley	1.6%
Johnson & Johnson	1.6%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Merck & Co., Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.8%
U.S. Government & Federal Agencies	17.2%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investments	0.9%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.2%
Other Assets, Less Liabilities	0.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 3/31/27-5/15/35	17.0%
iShares Intermediate Government/Credit Bond ETF	4.0%
Vanguard Intermediate-Term Treasury ETF	3.6%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.2%
Morgan Stanley	1.6%
Johnson & Johnson	1.6%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Merck & Co., Inc.	1.4%
* Excluding short-term investments

C000025806 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Floating Rate Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.64%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 32	[39]
Expense Ratio, Percent	0.64%	[39],[40]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	2.59%	6.71%	6.38%	4.51%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Morningstar LSTA US Leveraged Loan Index[3]		2.81%	7.29%	7.45%	5.15%
Morningstar Bank Loan Category Average[4]		2.44%	6.77%	6.31%	4.11%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,150,302,565
Holdings Count | Holding	546
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,150,302,565%
Total number of portfolio holdings	546%
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.546%, due 6/1/27-7/31/31	1.0%
TransDigm, Inc., 6.796%-7.125%, due 8/24/28-1/19/32	0.9%
Dun & Bradstreet Corp. (The), 6.572%, due 1/18/29	0.9%
McAfee Corp., 7.316%, due 3/1/29	0.8%
Medline Borrower LP, 5.25%-6.577%, due 10/23/28-10/1/29	0.8%
Allied Universal Holdco LLC, 7.875%-8.177%, due 5/12/28-2/15/31	0.8%
UKG, Inc., 7.311%, due 2/10/31	0.7%
Clarios Global LP, 6.827%-7.077%, due 5/6/30-1/28/32	0.7%
Asurion LLC, 7.691%-9.691%, due 7/30/27-9/19/30	0.7%
Cloud Software Group, Inc., 7.796%-8.25%, due 3/30/29-6/30/32	0.7%
* Excluding short-term investments
Top Industries
Finance	6.9%
Chemicals, Plastics & Rubber	6.6%
Electronics	5.9%
Software	5.4%
Services: Business	5.4%
Insurance	3.6%
High Tech Industries	3.4%
Automobile	3.3%
Hotels, Motels, Inns & Gaming	3.3%
Healthcare, Education & Childcare	3.1%
Other	53.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.546%, due 6/1/27-7/31/31	1.0%
TransDigm, Inc., 6.796%-7.125%, due 8/24/28-1/19/32	0.9%
Dun & Bradstreet Corp. (The), 6.572%, due 1/18/29	0.9%
McAfee Corp., 7.316%, due 3/1/29	0.8%
Medline Borrower LP, 5.25%-6.577%, due 10/23/28-10/1/29	0.8%
Allied Universal Holdco LLC, 7.875%-8.177%, due 5/12/28-2/15/31	0.8%
UKG, Inc., 7.311%, due 2/10/31	0.7%
Clarios Global LP, 6.827%-7.077%, due 5/6/30-1/28/32	0.7%
Asurion LLC, 7.691%-9.691%, due 7/30/27-9/19/30	0.7%
Cloud Software Group, Inc., 7.796%-8.25%, due 3/30/29-6/30/32	0.7%
* Excluding short-term investments

C000025807 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Floating Rate Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$44	0.89%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 44	[41]
Expense Ratio, Percent	0.89%	[41],[42]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	2.46%	6.44%	6.11%	4.24%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Morningstar LSTA US Leveraged Loan Index[3]		2.81%	7.29%	7.45%	5.15%
Morningstar Bank Loan Category Average[4]		2.44%	6.77%	6.31%	4.11%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,150,302,565
Holdings Count | Holding	546
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,150,302,565%
Total number of portfolio holdings	546%
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.546%, due 6/1/27-7/31/31	1.0%
TransDigm, Inc., 6.796%-7.125%, due 8/24/28-1/19/32	0.9%
Dun & Bradstreet Corp. (The), 6.572%, due 1/18/29	0.9%
McAfee Corp., 7.316%, due 3/1/29	0.8%
Medline Borrower LP, 5.25%-6.577%, due 10/23/28-10/1/29	0.8%
Allied Universal Holdco LLC, 7.875%-8.177%, due 5/12/28-2/15/31	0.8%
UKG, Inc., 7.311%, due 2/10/31	0.7%
Clarios Global LP, 6.827%-7.077%, due 5/6/30-1/28/32	0.7%
Asurion LLC, 7.691%-9.691%, due 7/30/27-9/19/30	0.7%
Cloud Software Group, Inc., 7.796%-8.25%, due 3/30/29-6/30/32	0.7%
* Excluding short-term investments
Top Industries
Finance	6.9%
Chemicals, Plastics & Rubber	6.6%
Electronics	5.9%
Software	5.4%
Services: Business	5.4%
Insurance	3.6%
High Tech Industries	3.4%
Automobile	3.3%
Hotels, Motels, Inns & Gaming	3.3%
Healthcare, Education & Childcare	3.1%
Other	53.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.546%, due 6/1/27-7/31/31	1.0%
TransDigm, Inc., 6.796%-7.125%, due 8/24/28-1/19/32	0.9%
Dun & Bradstreet Corp. (The), 6.572%, due 1/18/29	0.9%
McAfee Corp., 7.316%, due 3/1/29	0.8%
Medline Borrower LP, 5.25%-6.577%, due 10/23/28-10/1/29	0.8%
Allied Universal Holdco LLC, 7.875%-8.177%, due 5/12/28-2/15/31	0.8%
UKG, Inc., 7.311%, due 2/10/31	0.7%
Clarios Global LP, 6.827%-7.077%, due 5/6/30-1/28/32	0.7%
Asurion LLC, 7.691%-9.691%, due 7/30/27-9/19/30	0.7%
Cloud Software Group, Inc., 7.796%-8.25%, due 3/30/29-6/30/32	0.7%
* Excluding short-term investments

C000025808 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Conservative Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.04%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 2	[43]
Expense Ratio, Percent	0.04%	[43],[44],[45]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	4.00%	7.12%	4.74%	4.56%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Conservative Allocation Composite Index[5]		6.27%	10.05%	5.63%	5.95%
Morningstar Moderately Conservative Allocation Category Average[6]		4.87%	8.83%	6.18%	5.19%
1.	Not annualized.
2.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 364,819,696
Holdings Count | Holding	44
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$364,819,696%
Total number of portfolio holdings	44%
Portfolio turnover rate	8%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	38.4%
Fixed Income Funds	52.0%
Short-Term Investment	9.1%
Other Assets, Less Liabilities	0.5%

C000025809 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Conservative Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$15	0.29%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 15	[46]
Expense Ratio, Percent	0.29%	[46],[47],[48]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	3.88%	6.86%	4.48%	4.30%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Conservative Allocation Composite Index[5]		6.27%	10.05%	5.63%	5.95%
Morningstar Moderately Conservative Allocation Category Average[6]		4.87%	8.83%	6.18%	5.19%
1.	Not annualized.
2.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 364,819,696
Holdings Count | Holding	44
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$364,819,696%
Total number of portfolio holdings	44%
Portfolio turnover rate	8%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	38.4%
Fixed Income Funds	52.0%
Short-Term Investment	9.1%
Other Assets, Less Liabilities	0.5%

C000025810 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Equity Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 2	[49]
Expense Ratio, Percent	0.03%	[49],[50],[51]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	4.94%	8.99%	11.08%	7.79%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Equity Allocation Composite Index[5]		9.45%	15.96%	15.34%	11.89%
Morningstar Aggressive Allocation Category Average[6]		5.22%	11.32%	11.55%	7.57%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 731,708,972
Holdings Count | Holding	33
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$731,708,972%
Total number of portfolio holdings	33%
Portfolio turnover rate	6%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	97.3%
Short-Term Investment	2.4%
Other Assets, Less Liabilities	0.3%

C000025811 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Equity Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 14	[52]
Expense Ratio, Percent	0.28%	[52],[53],[54]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	4.81%	8.71%	10.81%	7.53%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Equity Allocation Composite Index[5]		9.45%	15.96%	15.34%	11.89%
Morningstar Aggressive Allocation Category Average[6]		5.22%	11.32%	11.55%	7.57%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 731,708,972
Holdings Count | Holding	33
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$731,708,972%
Total number of portfolio holdings	33%
Portfolio turnover rate	6%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	97.3%
Short-Term Investment	2.4%
Other Assets, Less Liabilities	0.3%

C000025812 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Moderate Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 2	[55]
Expense Ratio, Percent	0.03%	[55],[56],[57]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	4.58%	8.10%	6.98%	5.84%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Bloomberg U.S. Aggregate Bond Index[5]		4.02%	6.08%	(0.73)%	1.76%
Moderate Allocation Composite Index[6]		7.36%	12.03%	8.85%	7.98%
Morningstar Moderate Allocation Category Average[7]		5.18%	10.06%	8.94%	7.44%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 677,490,416
Holdings Count | Holding	45
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$677,490,416%
Total number of portfolio holdings	45%
Portfolio turnover rate	11%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	58.3%
Fixed Income Funds	31.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.4%

C000025813 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Moderate Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 14	[58]
Expense Ratio, Percent	0.28%	[58],[59],[60]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	4.45%	7.83%	6.72%	5.58%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Bloomberg U.S. Aggregate Bond Index[5]		4.02%	6.08%	(0.73)%	1.76%
Moderate Allocation Composite Index[6]		7.36%	12.03%	8.85%	7.98%
Morningstar Moderate Allocation Category Average[7]		5.18%	10.06%	8.94%	7.44%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 677,490,416
Holdings Count | Holding	45
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$677,490,416%
Total number of portfolio holdings	45%
Portfolio turnover rate	11%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	58.3%
Fixed Income Funds	31.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.4%

C000025814 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Growth Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 2	[61]
Expense Ratio, Percent	0.03%	[61],[62],[63]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	4.43%	8.38%	9.54%	6.99%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Bloomberg U.S. Aggregate Bond Index[5]		4.02%	6.08%	(0.73)%	1.76%
Growth Allocation Composite Index[6]		8.42%	14.00%	12.09%	9.96%
Morningstar Moderately Aggressive Allocation Category Average[7]		4.83%	10.57%	10.41%	7.82%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,016,168,518
Holdings Count | Holding	46
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,016,168,518%
Total number of portfolio holdings	46%
Portfolio turnover rate	7%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	79.2%
Fixed Income Funds	11.7%
Short-Term Investment	8.8%
Other Assets, Less Liabilities	0.3%

C000025815 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Growth Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.

Expenses Paid, Amount	$ 14	[64]
Expense Ratio, Percent	0.28%	[64],[65],[66]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	4.30%	8.11%	9.27%	6.72%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Bloomberg U.S. Aggregate Bond Index[5]		4.02%	6.08%	(0.73)%	1.76%
Growth Allocation Composite Index[6]		8.42%	14.00%	12.09%	9.96%
Morningstar Moderately Aggressive Allocation Category Average[7]		4.83%	10.57%	10.41%	7.82%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 13, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,016,168,518
Holdings Count | Holding	46
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,016,168,518%
Total number of portfolio holdings	46%
Portfolio turnover rate	7%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	79.2%
Fixed Income Funds	11.7%
Short-Term Investment	8.8%
Other Assets, Less Liabilities	0.3%

C000025816 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP S&P 500 Index Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$6	0.12%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 6	[67]
Expense Ratio, Percent	0.12%	[67],[68],[69]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC, a former subadvisor, and the day-to-day investment services provided by IndexIQ Advisors LLC to the Portfolo, were transitioned to New York Life Investment Management LLC.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	6.13%	14.99%	16.49%	13.45%
S&P 500®Index[2]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Blend Category Average[3]		5.74%	13.30%	15.14%	12.05%
1.	Not annualized.
2.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 5,179,309,570
Holdings Count | Holding	508
Investment Company Portfolio Turnover	0.00%	[70]
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$5,179,309,570%
Total number of portfolio holdings	508%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.6%
Software	11.3%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.8%
Other	42.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments

C000025817 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP S&P 500 Index Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$19	0.37%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 19	[71]
Expense Ratio, Percent	0.37%	[71],[72],[73]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC, a former subadvisor, and the day-to-day investment services provided by IndexIQ Advisors LLC to the Portfolo, were transitioned to New York Life Investment Management LLC.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	5.99%	14.71%	16.20%	13.16%
S&P 500®Index[2]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Blend Category Average[3]		5.74%	13.30%	15.14%	12.05%
1.	Not annualized.
2.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 5,179,309,570
Holdings Count | Holding	508
Investment Company Portfolio Turnover	0.00%	[74]
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$5,179,309,570%
Total number of portfolio holdings	508%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.6%
Software	11.3%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.8%
Other	42.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments

C000025818 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Income Builder Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.62%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 32	[75]
Expense Ratio, Percent	0.62%	[75],[76]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	9.18%	14.36%	7.69%	6.32%
MSCI World Index (Net)[2]		9.47%	16.26%	14.55%	10.66%
Bloomberg U.S. Aggregate Bond Index[3]		4.02%	6.08%	(0.73)%	1.76%
Blended Benchmark Index[4]		7.37%	12.21%	8.40%	7.26%
Morningstar Global Moderate Allocation Category Average[5]		7.79%	11.28%	8.12%	5.74%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 535,761,713
Holdings Count | Holding	567
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$535,761,713%
Total number of portfolio holdings	567%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.843%, due 7/20/44-2/16/66	2.9%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.4%
Broadcom, Inc.	1.6%
Microsoft Corp.	1.5%
International Business Machines Corp.	1.3%
Cisco Systems, Inc.	1.3%
U.S. Treasury Notes, 3.75%-4.25%, due 4/30/27-5/15/35	1.2%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
U.S. Treasury Bonds, 4.75%-5.00%, due 5/15/45-5/15/55	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.5%
Mortgage-Backed Securities	12.2%
Corporate Bonds	11.8%
U.S. Government & Federal Agencies	6.2%
Asset-Backed Securities	3.6%
Short-Term Investments	3.3%
Foreign Government Bonds	0.6%
Loan Assignments	0.4%
Other Assets, Less Liabilities	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.843%, due 7/20/44-2/16/66	2.9%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.4%
Broadcom, Inc.	1.6%
Microsoft Corp.	1.5%
International Business Machines Corp.	1.3%
Cisco Systems, Inc.	1.3%
U.S. Treasury Notes, 3.75%-4.25%, due 4/30/27-5/15/35	1.2%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
U.S. Treasury Bonds, 4.75%-5.00%, due 5/15/45-5/15/55	1.1%
* Excluding short-term investments

C000025819 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Income Builder Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$45	0.87%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 45	[77]
Expense Ratio, Percent	0.87%	[77],[78]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	9.04%	14.08%	7.42%	6.05%
MSCI World Index (Net)[2]		9.47%	16.26%	14.55%	10.66%
Bloomberg U.S. Aggregate Bond Index[3]		4.02%	6.08%	(0.73)%	1.76%
Blended Benchmark Index[4]		7.37%	12.21%	8.40%	7.26%
Morningstar Global Moderate Allocation Category Average[5]		7.79%	11.28%	8.12%	5.74%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 535,761,713
Holdings Count | Holding	567
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$535,761,713%
Total number of portfolio holdings	567%
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.843%, due 7/20/44-2/16/66	2.9%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.4%
Broadcom, Inc.	1.6%
Microsoft Corp.	1.5%
International Business Machines Corp.	1.3%
Cisco Systems, Inc.	1.3%
U.S. Treasury Notes, 3.75%-4.25%, due 4/30/27-5/15/35	1.2%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
U.S. Treasury Bonds, 4.75%-5.00%, due 5/15/45-5/15/55	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.5%
Mortgage-Backed Securities	12.2%
Corporate Bonds	11.8%
U.S. Government & Federal Agencies	6.2%
Asset-Backed Securities	3.6%
Short-Term Investments	3.3%
Foreign Government Bonds	0.6%
Loan Assignments	0.4%
Other Assets, Less Liabilities	0.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.843%, due 7/20/44-2/16/66	2.9%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.4%
Broadcom, Inc.	1.6%
Microsoft Corp.	1.5%
International Business Machines Corp.	1.3%
Cisco Systems, Inc.	1.3%
U.S. Treasury Notes, 3.75%-4.25%, due 4/30/27-5/15/35	1.2%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
U.S. Treasury Bonds, 4.75%-5.00%, due 5/15/45-5/15/55	1.1%
* Excluding short-term investments

C000025820 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$27	0.54%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 27	[79]
Expense Ratio, Percent	0.54%	[79],[80]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	3.61%	5.76%	(0.78)%	1.69%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Morningstar Intermediate Core Bond Category Average[3]		3.89%	6.00%	(0.50)%	1.70%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 23, 1984
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 562,891,463
Holdings Count | Holding	307
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$562,891,463%
Total number of portfolio holdings	307%
Portfolio turnover rate	136%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 3/31/27-5/15/35	18.6%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-7/1/53	6.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 11/1/50-9/1/54	4.4%
GNMA, 0.69%-6.702%, due 6/20/51-4/16/65	3.5%
U.S. Treasury Bonds, 2.00%-4.75%, due 11/15/41-5/15/55	2.7%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-7/15/55	2.5%
FHLMC, 1.595%-8.234%, due 6/25/54-3/25/55	2.2%
FNMA, 1.645%-8.605%, due 6/25/54-5/25/55	2.1%
FNMA, Other, 2.50%-4.50%, due 9/1/63-6/1/64	2.0%
UMBS, Single Family, 30 Year, 2.50%-5.50%, due 7/25/55	2.0%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	40.6%
Corporate Bonds	38.7%
Mortgage-Backed Securities	12.4%
Asset-Backed Securities	6.7%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 3/31/27-5/15/35	18.6%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-7/1/53	6.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 11/1/50-9/1/54	4.4%
GNMA, 0.69%-6.702%, due 6/20/51-4/16/65	3.5%
U.S. Treasury Bonds, 2.00%-4.75%, due 11/15/41-5/15/55	2.7%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-7/15/55	2.5%
FHLMC, 1.595%-8.234%, due 6/25/54-3/25/55	2.2%
FNMA, 1.645%-8.605%, due 6/25/54-5/25/55	2.1%
FNMA, Other, 2.50%-4.50%, due 9/1/63-6/1/64	2.0%
UMBS, Single Family, 30 Year, 2.50%-5.50%, due 7/25/55	2.0%
* Excluding short-term investments

C000025821 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$40	0.79%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 40	[81]
Expense Ratio, Percent	0.79%	[81],[82]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	3.49%	5.50%	(1.03)%	1.44%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Morningstar Intermediate Core Bond Category Average[3]		3.89%	6.00%	(0.50)%	1.70%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 562,891,463
Holdings Count | Holding	307
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$562,891,463%
Total number of portfolio holdings	307%
Portfolio turnover rate	136%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 3/31/27-5/15/35	18.6%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-7/1/53	6.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 11/1/50-9/1/54	4.4%
GNMA, 0.69%-6.702%, due 6/20/51-4/16/65	3.5%
U.S. Treasury Bonds, 2.00%-4.75%, due 11/15/41-5/15/55	2.7%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-7/15/55	2.5%
FHLMC, 1.595%-8.234%, due 6/25/54-3/25/55	2.2%
FNMA, 1.645%-8.605%, due 6/25/54-5/25/55	2.1%
FNMA, Other, 2.50%-4.50%, due 9/1/63-6/1/64	2.0%
UMBS, Single Family, 30 Year, 2.50%-5.50%, due 7/25/55	2.0%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	40.6%
Corporate Bonds	38.7%
Mortgage-Backed Securities	12.4%
Asset-Backed Securities	6.7%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 3/31/27-5/15/35	18.6%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-7/1/53	6.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 11/1/50-9/1/54	4.4%
GNMA, 0.69%-6.702%, due 6/20/51-4/16/65	3.5%
U.S. Treasury Bonds, 2.00%-4.75%, due 11/15/41-5/15/55	2.7%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-7/15/55	2.5%
FHLMC, 1.595%-8.234%, due 6/25/54-3/25/55	2.2%
FNMA, 1.645%-8.605%, due 6/25/54-5/25/55	2.1%
FNMA, Other, 2.50%-4.50%, due 9/1/63-6/1/64	2.0%
UMBS, Single Family, 30 Year, 2.50%-5.50%, due 7/25/55	2.0%
* Excluding short-term investments

C000025822 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$29	0.56%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 29	[83]
Expense Ratio, Percent	0.56%	[83],[84]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	4.80%	6.99%	(0.45)%	1.08%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		4.70%	7.21%	0.82%	2.97%
Morningstar Intermediate Core Bond Category Average[4]		3.89%	6.00%	(0.50)%	1.70%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 231,893,220
Holdings Count | Holding	141
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$231,893,220%
Total number of portfolio holdings	141%
Portfolio turnover rate	53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.6%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	3.4%
State of California, 4.875%-7.55%, due 9/1/30-4/1/39	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 3/15/34-7/1/40	3.0%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/39	3.0%
State of Hawaii, 1.695%-4.936%, due 8/1/32-10/1/38	2.7%
Alameda Corridor Transportation Authority, (zero coupon)-6.60%, due 10/1/29-10/1/33	2.4%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
Texas Natural Gas Securitization Finance Corp., 5.102%, due 4/1/35	2.2%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	89.2%
Corporate Bonds	5.7%
Short-Term Investment	4.2%
Other Assets, Less Liabilities	0.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.6%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	3.4%
State of California, 4.875%-7.55%, due 9/1/30-4/1/39	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 3/15/34-7/1/40	3.0%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/39	3.0%
State of Hawaii, 1.695%-4.936%, due 8/1/32-10/1/38	2.7%
Alameda Corridor Transportation Authority, (zero coupon)-6.60%, due 10/1/29-10/1/33	2.4%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
Texas Natural Gas Securitization Finance Corp., 5.102%, due 4/1/35	2.2%
* Excluding short-term investments

C000025823 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$41	0.81%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 41	[85]
Expense Ratio, Percent	0.81%	[85],[86]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	4.67%	6.72%	(0.69)%	0.83%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		4.70%	7.21%	0.82%	2.97%
Morningstar Intermediate Core Bond Category Average[4]		3.89%	6.00%	(0.50)%	1.70%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 231,893,220
Holdings Count | Holding	141
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$231,893,220%
Total number of portfolio holdings	141%
Portfolio turnover rate	53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.6%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	3.4%
State of California, 4.875%-7.55%, due 9/1/30-4/1/39	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 3/15/34-7/1/40	3.0%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/39	3.0%
State of Hawaii, 1.695%-4.936%, due 8/1/32-10/1/38	2.7%
Alameda Corridor Transportation Authority, (zero coupon)-6.60%, due 10/1/29-10/1/33	2.4%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
Texas Natural Gas Securitization Finance Corp., 5.102%, due 4/1/35	2.2%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	89.2%
Corporate Bonds	5.7%
Short-Term Investment	4.2%
Other Assets, Less Liabilities	0.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.6%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	3.4%
State of California, 4.875%-7.55%, due 9/1/30-4/1/39	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 3/15/34-7/1/40	3.0%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/39	3.0%
State of Hawaii, 1.695%-4.936%, due 8/1/32-10/1/38	2.7%
Alameda Corridor Transportation Authority, (zero coupon)-6.60%, due 10/1/29-10/1/33	2.4%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
Texas Natural Gas Securitization Finance Corp., 5.102%, due 4/1/35	2.2%
* Excluding short-term investments

C000025824 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP U.S. Government Money Market Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP U.S. Government Money Market Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 14	[87]
Expense Ratio, Percent	0.28%	[87],[88],[89]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective August 26, 2016 and October 14, 2016, the Portfolio modified its principal investment strategies in connection with commencing operations as a “government money market fund.” Consequently the performance information below may have been different if the current investment strategies had been in effect during the period prior to the Portfolio commencing operations as a “government money market fund.” For certain periods, the Manager voluntarily has waived or reimbursed the Portfolio’s expenses to the extent it deemed appropriate to enhance the Portfolio's yield during periods when expenses had a significant impact on yield because of low interest rates. Without these waivers or reimbursements, the Portfolio’s returns would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	2.03%	4.48%	2.61%	1.69%
Average Lipper Variable Products U.S. Government Money Market Portfolio[2]		2.32%	4.33%	2.53%	1.64%
Morningstar Prime Money Market Category Average[3]		1.99%	4.40%	2.61%	1.77%
1.	Not annualized.
2.
The Average Lipper Variable Products U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.

3.
The Morningstar Prime Money Market Category Average is representative of funds that invest in short-term money market securities in order to provide a level of current income that is consistent with the preservation of capital. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 29, 1993
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 839,848,901
Holdings Count | Holding	27
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$839,848,901
Total number of portfolio holdings	27

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Portfolio Composition
Treasury Debt	41.4%
Government Agency Debt	30.4%
Treasury Repurchase Agreements	28.2%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

C000025826 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay High Yield Corporate Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$30	0.58%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 30	[90]
Expense Ratio, Percent	0.58%	[90],[91]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	3.76%	7.86%	5.80%	5.29%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
ICE BofA U.S. High Yield Constrained Index[3]		4.55%	10.24%	6.00%	5.29%
Morningstar High Yield Bond Category Average[4]		4.19%	9.12%	5.60%	4.53%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,695,931,911
Holdings Count | Holding	599
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$2,695,931,911%
Total number of portfolio holdings	599%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-5/31/33	2.7%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 5/1/28-3/15/33	1.1%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Clarivate Science Holdings Corp., 3.875%-4.875%, due 7/1/28-7/1/29	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.2%
Loan Assignments	7.0%
Common Stocks	0.7%
Preferred Stocks	0.4%
Convertible Bonds	0.4%
Other Assets, Less Liabilities	4.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-5/31/33	2.7%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 5/1/28-3/15/33	1.1%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Clarivate Science Holdings Corp., 3.875%-4.875%, due 7/1/28-7/1/29	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
* Excluding short-term investments

C000025827 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay High Yield Corporate Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$42	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 42	[92]
Expense Ratio, Percent	0.83%	[92],[93]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	3.63%	7.59%	5.54%	5.02%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
ICE BofA U.S. High Yield Constrained Index[3]		4.55%	10.24%	6.00%	5.29%
Morningstar High Yield Bond Category Average[4]		4.19%	9.12%	5.60%	4.53%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 04, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,695,931,911
Holdings Count | Holding	599
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$2,695,931,911%
Total number of portfolio holdings	599%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-5/31/33	2.7%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 5/1/28-3/15/33	1.1%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Clarivate Science Holdings Corp., 3.875%-4.875%, due 7/1/28-7/1/29	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.2%
Loan Assignments	7.0%
Common Stocks	0.7%
Preferred Stocks	0.4%
Convertible Bonds	0.4%
Other Assets, Less Liabilities	4.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-5/31/33	2.7%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 5/1/28-3/15/33	1.1%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Clarivate Science Holdings Corp., 3.875%-4.875%, due 7/1/28-7/1/29	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
* Excluding short-term investments

C000025828 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PineStone International Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$44	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 44	[94]
Expense Ratio, Percent	0.85%	[94],[95]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	8.72%	4.77%	4.27%	5.15%
MSCI EAFE® Index (Net)[2]		19.45%	17.73%	11.16%	6.51%
Morningstar Foreign Large Growth Category Average[3]		16.30%	14.78%	7.49%	6.71%
1.	Not annualized.
2.
The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Net Assets	$ 433,350,305
Holdings Count | Holding	35
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$433,350,305%
Total number of portfolio holdings	35%
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.5%
London Stock Exchange Group plc	5.9%
ASML Holding NV	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.4%
Nestle SA (Registered)	4.3%
EssilorLuxottica SA	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Keyence Corp.	4.1%
Air Liquide SA, Loyalty Shares	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	16.0%
United States	13.2%
Switzerland	10.4%
Taiwan	8.5%
Germany	6.3%
Japan	5.9%
Netherlands	4.6%
Denmark	3.5%
Spain	3.5%
Other	6.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.5%
London Stock Exchange Group plc	5.9%
ASML Holding NV	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.4%
Nestle SA (Registered)	4.3%
EssilorLuxottica SA	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Keyence Corp.	4.1%
Air Liquide SA, Loyalty Shares	3.7%
* Excluding short-term investments

C000025829 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PineStone International Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$57	1.10%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 57	[96]
Expense Ratio, Percent	1.10%	[96],[97]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	8.59%	4.51%	4.01%	4.89%
MSCI EAFE® Index (Net)[2]		19.45%	17.73%	11.16%	6.51%
Morningstar Foreign Large Growth Category Average[3]		16.30%	14.78%	7.49%	6.71%
1.	Not annualized.
2.
The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 05, 2003
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Net Assets	$ 433,350,305
Holdings Count | Holding	35
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$433,350,305%
Total number of portfolio holdings	35%
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.5%
London Stock Exchange Group plc	5.9%
ASML Holding NV	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.4%
Nestle SA (Registered)	4.3%
EssilorLuxottica SA	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Keyence Corp.	4.1%
Air Liquide SA, Loyalty Shares	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	16.0%
United States	13.2%
Switzerland	10.4%
Taiwan	8.5%
Germany	6.3%
Japan	5.9%
Netherlands	4.6%
Denmark	3.5%
Spain	3.5%
Other	6.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.5%
London Stock Exchange Group plc	5.9%
ASML Holding NV	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.4%
Nestle SA (Registered)	4.3%
EssilorLuxottica SA	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Keyence Corp.	4.1%
Air Liquide SA, Loyalty Shares	3.7%
* Excluding short-term investments

C000099347 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Strategic Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.64%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 32	[98]
Expense Ratio, Percent	0.64%	[98],[99]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	4/29/2011	5.25%	9.24%	4.56%	3.69%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Morningstar Multisector Bond Category Average[3]		3.89%	7.62%	3.59%	3.42%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 29, 2011
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 559,427,064
Holdings Count | Holding	474
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$559,427,064%
Total number of portfolio holdings	474%
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-4.50%, due 7/20/44-2/16/66	4.8%
U.S. Treasury Notes, 4.25%, due 5/15/35	3.9%
Connecticut Avenue Securities Trust, 6.006%-14.155%, due 11/25/39-2/25/45	3.0%
Flagship Credit Auto Trust, 1.96%-5.80%, due 6/15/27-3/15/29	2.4%
FHLMC STACR REMIC Trust, 7.556%-12.805%, due 9/25/41-1/25/50	2.3%
FHLMC, (zero coupon)-9.255%, due 5/25/44-8/15/56	2.2%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-12/15/32	1.6%
FHLMC STACR Trust, 9.22%-12.77%, due 9/25/47-11/25/48	1.4%
Wells Fargo Commercial Mortgage Trust, 3.00%-5.119%, due 12/15/39-1/15/59	1.4%
BANK, 2.50%-4.372%, due 5/15/50-1/15/63	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	42.4%
Mortgage-Backed Securities	28.7%
Asset-Backed Securities	14.2%
Foreign Government Bonds	5.4%
U.S. Government & Federal Agencies	4.4%
Loan Assignments	3.3%
Short-Term Investments	1.8%
Other Assets, Less Liabilities	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-4.50%, due 7/20/44-2/16/66	4.8%
U.S. Treasury Notes, 4.25%, due 5/15/35	3.9%
Connecticut Avenue Securities Trust, 6.006%-14.155%, due 11/25/39-2/25/45	3.0%
Flagship Credit Auto Trust, 1.96%-5.80%, due 6/15/27-3/15/29	2.4%
FHLMC STACR REMIC Trust, 7.556%-12.805%, due 9/25/41-1/25/50	2.3%
FHLMC, (zero coupon)-9.255%, due 5/25/44-8/15/56	2.2%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-12/15/32	1.6%
FHLMC STACR Trust, 9.22%-12.77%, due 9/25/47-11/25/48	1.4%
Wells Fargo Commercial Mortgage Trust, 3.00%-5.119%, due 12/15/39-1/15/59	1.4%
BANK, 2.50%-4.372%, due 5/15/50-1/15/63	1.0%
* Excluding short-term investments

C000099348 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MacKay Strategic Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$45	0.89%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 45	[100]
Expense Ratio, Percent	0.89%	[100],[101]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	4/29/2011	5.12%	8.97%	4.30%	3.43%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Morningstar Multisector Bond Category Average[3]		3.89%	7.62%	3.59%	3.42%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 29, 2011
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 559,427,064
Holdings Count | Holding	474
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$559,427,064%
Total number of portfolio holdings	474%
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-4.50%, due 7/20/44-2/16/66	4.8%
U.S. Treasury Notes, 4.25%, due 5/15/35	3.9%
Connecticut Avenue Securities Trust, 6.006%-14.155%, due 11/25/39-2/25/45	3.0%
Flagship Credit Auto Trust, 1.96%-5.80%, due 6/15/27-3/15/29	2.4%
FHLMC STACR REMIC Trust, 7.556%-12.805%, due 9/25/41-1/25/50	2.3%
FHLMC, (zero coupon)-9.255%, due 5/25/44-8/15/56	2.2%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-12/15/32	1.6%
FHLMC STACR Trust, 9.22%-12.77%, due 9/25/47-11/25/48	1.4%
Wells Fargo Commercial Mortgage Trust, 3.00%-5.119%, due 12/15/39-1/15/59	1.4%
BANK, 2.50%-4.372%, due 5/15/50-1/15/63	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	42.4%
Mortgage-Backed Securities	28.7%
Asset-Backed Securities	14.2%
Foreign Government Bonds	5.4%
U.S. Government & Federal Agencies	4.4%
Loan Assignments	3.3%
Short-Term Investments	1.8%
Other Assets, Less Liabilities	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-4.50%, due 7/20/44-2/16/66	4.8%
U.S. Treasury Notes, 4.25%, due 5/15/35	3.9%
Connecticut Avenue Securities Trust, 6.006%-14.155%, due 11/25/39-2/25/45	3.0%
Flagship Credit Auto Trust, 1.96%-5.80%, due 6/15/27-3/15/29	2.4%
FHLMC STACR REMIC Trust, 7.556%-12.805%, due 9/25/41-1/25/50	2.3%
FHLMC, (zero coupon)-9.255%, due 5/25/44-8/15/56	2.2%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-12/15/32	1.6%
FHLMC STACR Trust, 9.22%-12.77%, due 9/25/47-11/25/48	1.4%
Wells Fargo Commercial Mortgage Trust, 3.00%-5.119%, due 12/15/39-1/15/59	1.4%
BANK, 2.50%-4.372%, due 5/15/50-1/15/63	1.0%
* Excluding short-term investments

C000104621 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Candriam Emerging Markets Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$62	1.18%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 62	[102]
Expense Ratio, Percent	1.18%	[102],[103]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. One of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	13.30%	14.82%	5.05%	3.68%
MSCI Emerging Markets Index (Net)[2]		15.27%	15.29%	6.81%	4.81%
Morningstar Diversified Emerging Markets Category Average[3]		14.46%	13.34%	7.21%	4.74%
1.	Not annualized.
2.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 204,682,165
Holdings Count | Holding	107
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$204,682,165%
Total number of portfolio holdings	107%
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	2.7%
Xiaomi Corp., Class B	2.4%
HDFC Bank Ltd.	2.1%
Samsung Electronics Co. Ltd., 1.88%	2.1%
ICICI Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%
Bharti Airtel Ltd.	1.9%
China Merchants Bank Co. Ltd., Class H	1.7%
* Excluding short-term investments
Top Countries
China	28.5%
Taiwan	16.3%
India	15.3%
Republic of Korea	14.0%
Brazil	6.6%
South Africa	3.9%
Peru	2.2%
Mexico	2.1%
Poland	1.8%
Saudi Arabia	1.3%
Other	8.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	2.7%
Xiaomi Corp., Class B	2.4%
HDFC Bank Ltd.	2.1%
Samsung Electronics Co. Ltd., 1.88%	2.1%
ICICI Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%
Bharti Airtel Ltd.	1.9%
China Merchants Bank Co. Ltd., Class H	1.7%
* Excluding short-term investments

C000104622 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Candriam Emerging Markets Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$75	1.43%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 75	[104]
Expense Ratio, Percent	1.43%	[104],[105]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. One of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	13.16%	14.54%	4.79%	3.42%
MSCI Emerging Markets Index (Net)[2]		15.27%	15.29%	6.81%	4.81%
Morningstar Diversified Emerging Markets Category Average[3]		14.46%	13.34%	7.21%	4.74%
1.	Not annualized.
2.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 204,682,165
Holdings Count | Holding	107
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$204,682,165%
Total number of portfolio holdings	107%
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	2.7%
Xiaomi Corp., Class B	2.4%
HDFC Bank Ltd.	2.1%
Samsung Electronics Co. Ltd., 1.88%	2.1%
ICICI Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%
Bharti Airtel Ltd.	1.9%
China Merchants Bank Co. Ltd., Class H	1.7%
* Excluding short-term investments
Top Countries
China	28.5%
Taiwan	16.3%
India	15.3%
Republic of Korea	14.0%
Brazil	6.6%
South Africa	3.9%
Peru	2.2%
Mexico	2.1%
Poland	1.8%
Saudi Arabia	1.3%
Other	8.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	2.7%
Xiaomi Corp., Class B	2.4%
HDFC Bank Ltd.	2.1%
Samsung Electronics Co. Ltd., 1.88%	2.1%
ICICI Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%
Bharti Airtel Ltd.	1.9%
China Merchants Bank Co. Ltd., Class H	1.7%
* Excluding short-term investments

C000104623 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Small Cap Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$42	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 42	[106]
Expense Ratio, Percent	0.85%	[106],[107]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	(1.43)%	5.89%	7.37%	7.40%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 2000® Growth Index[3]		(0.48)%	9.73%	7.42%	7.14%
Morningstar Small Growth Category Average[4]		(1.23)%	8.04%	7.95%	8.35%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 399,231,555
Holdings Count | Holding	142
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$399,231,555%
Total number of portfolio holdings	142%
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
HealthEquity, Inc.	2.6%
Mirion Technologies, Inc.	2.5%
Bright Horizons Family Solutions, Inc.	2.2%
Casella Waste Systems, Inc., Class A	1.9%
Waste Connections, Inc.	1.8%
CCC Intelligent Solutions Holdings, Inc.	1.7%
Dynatrace, Inc.	1.6%
SiTime Corp.	1.5%
Prosperity Bancshares, Inc.	1.3%
Construction Partners, Inc., Class A	1.3%
* Excluding short-term investments
Top Industries
Software	10.6%
Health Care Providers & Services	7.5%
Commercial Services & Supplies	7.5%
Semiconductors & Semiconductor Equipment	6.4%
Biotechnology	5.8%
Construction & Engineering	5.8%
Electronic Equipment, Instruments & Components	4.8%
Health Care Equipment & Supplies	3.8%
Aerospace & Defense	3.6%
Diversified Consumer Services	3.3%
Other	40.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
HealthEquity, Inc.	2.6%
Mirion Technologies, Inc.	2.5%
Bright Horizons Family Solutions, Inc.	2.2%
Casella Waste Systems, Inc., Class A	1.9%
Waste Connections, Inc.	1.8%
CCC Intelligent Solutions Holdings, Inc.	1.7%
Dynatrace, Inc.	1.6%
SiTime Corp.	1.5%
Prosperity Bancshares, Inc.	1.3%
Construction Partners, Inc., Class A	1.3%
* Excluding short-term investments

C000104624 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Small Cap Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$54	1.10%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 54	[108]
Expense Ratio, Percent	1.10%	[108],[109]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	(1.55)%	5.63%	7.11%	7.13%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 2000® Growth Index[3]		(0.48)%	9.73%	7.42%	7.14%
Morningstar Small Growth Category Average[4]		(1.23)%	8.04%	7.95%	8.35%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 399,231,555
Holdings Count | Holding	142
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$399,231,555%
Total number of portfolio holdings	142%
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
HealthEquity, Inc.	2.6%
Mirion Technologies, Inc.	2.5%
Bright Horizons Family Solutions, Inc.	2.2%
Casella Waste Systems, Inc., Class A	1.9%
Waste Connections, Inc.	1.8%
CCC Intelligent Solutions Holdings, Inc.	1.7%
Dynatrace, Inc.	1.6%
SiTime Corp.	1.5%
Prosperity Bancshares, Inc.	1.3%
Construction Partners, Inc., Class A	1.3%
* Excluding short-term investments
Top Industries
Software	10.6%
Health Care Providers & Services	7.5%
Commercial Services & Supplies	7.5%
Semiconductors & Semiconductor Equipment	6.4%
Biotechnology	5.8%
Construction & Engineering	5.8%
Electronic Equipment, Instruments & Components	4.8%
Health Care Equipment & Supplies	3.8%
Aerospace & Defense	3.6%
Diversified Consumer Services	3.3%
Other	40.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
HealthEquity, Inc.	2.6%
Mirion Technologies, Inc.	2.5%
Bright Horizons Family Solutions, Inc.	2.2%
Casella Waste Systems, Inc., Class A	1.9%
Waste Connections, Inc.	1.8%
CCC Intelligent Solutions Holdings, Inc.	1.7%
Dynatrace, Inc.	1.6%
SiTime Corp.	1.5%
Prosperity Bancshares, Inc.	1.3%
Construction Partners, Inc., Class A	1.3%
* Excluding short-term investments

C000104625 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Natural Resources Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Natural Resources Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$42	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 42	[110]
Expense Ratio, Percent	0.84%	[110],[111]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies as of November 30, 2018. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies. The Portfolio's subadvisor changed effective September 1, 2021 due to an organizational restructuring whereby all investment personnel of Mellon Investments Corporation, the former subadvisor, transitioned to Newton Investment Management North America, LLC.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	(0.89)%	(7.69)%	20.30%	5.09%
MSCI World Index (Net)[2]		9.47%	16.26%	14.55%	10.66%
S&P Global Natural Resources Index[3]		10.78%	1.22%	12.70%	6.66%
Morningstar Natural Resources Category Average[4]		9.57%	4.20%	14.52%	6.61%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net), to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.

4.
The Morningstar Natural Resources Category Average is representative of funds that invest primarily on commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some funds invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Funds that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 286,703,132
Holdings Count | Holding	46
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$286,703,132%
Total number of portfolio holdings	46%
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Phillips 66	4.4%
International Paper Co.	4.1%
Freeport-McMoRan, Inc.	4.1%
Darling Ingredients, Inc.	4.0%
Suncor Energy, Inc.	4.0%
Exxon Mobil Corp.	4.0%
Diamondback Energy, Inc.	3.9%
Canadian Natural Resources Ltd.	3.9%
ArcelorMittal SA (Registered), NYRS	3.9%
Anglo American plc	3.7%
* Excluding short-term investments
Top Countries
United States	68.3%
Canada	20.9%
South Africa	5.3%
Luxembourg	3.9%
Australia	3.0%
Spain	1.5%
Norway	0.5%
Other Assets, Less Liabilities	(3.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Phillips 66	4.4%
International Paper Co.	4.1%
Freeport-McMoRan, Inc.	4.1%
Darling Ingredients, Inc.	4.0%
Suncor Energy, Inc.	4.0%
Exxon Mobil Corp.	4.0%
Diamondback Energy, Inc.	3.9%
Canadian Natural Resources Ltd.	3.9%
ArcelorMittal SA (Registered), NYRS	3.9%
Anglo American plc	3.7%
* Excluding short-term investments

C000104627 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Janus Henderson Balanced Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$30	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 30	[112]
Expense Ratio, Percent	0.57%	[112],[113]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	7.89%	12.86%	10.15%	9.47%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index[4]		4.02%	6.08%	(0.73)%	1.76%
Janus Balanced Composite Index[5]		5.90%	11.74%	8.85%	8.48%
Morningstar Moderate Allocation Category Average[6]		5.18%	10.06%	8.94%	7.44%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

5.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,892,762,064
Holdings Count | Holding	757
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,892,762,064%
Total number of portfolio holdings	757%
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.7%
Microsoft Corp.	5.1%
U.S. Treasury Notes, 3.75%-4.25%, due 3/31/27-5/15/35	5.0%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/54	3.4%
Amazon.com, Inc.	3.0%
U.S. Treasury Bonds, 4.625%-5.00%, due 5/15/45-2/15/55	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Mastercard, Inc., Class A	2.3%
Apple, Inc.	2.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.7%
U.S. Government & Federal Agencies	15.3%
Corporate Bonds	9.9%
Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.3%
Short-Term Investments	1.8%
Loan Assignments	0.5%
Other Assets, Less Liabilities	(0.9)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.7%
Microsoft Corp.	5.1%
U.S. Treasury Notes, 3.75%-4.25%, due 3/31/27-5/15/35	5.0%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/54	3.4%
Amazon.com, Inc.	3.0%
U.S. Treasury Bonds, 4.625%-5.00%, due 5/15/45-2/15/55	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Mastercard, Inc., Class A	2.3%
Apple, Inc.	2.3%
* Excluding short-term investments

C000104628 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Janus Henderson Balanced Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$42	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 42	[114]
Expense Ratio, Percent	0.82%	[114],[115]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	7.75%	12.58%	9.87%	9.20%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index[4]		4.02%	6.08%	(0.73)%	1.76%
Janus Balanced Composite Index[5]		5.90%	11.74%	8.85%	8.48%
Morningstar Moderate Allocation Category Average[6]		5.18%	10.06%	8.94%	7.44%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

5.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,892,762,064
Holdings Count | Holding	757
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,892,762,064%
Total number of portfolio holdings	757%
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.7%
Microsoft Corp.	5.1%
U.S. Treasury Notes, 3.75%-4.25%, due 3/31/27-5/15/35	5.0%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/54	3.4%
Amazon.com, Inc.	3.0%
U.S. Treasury Bonds, 4.625%-5.00%, due 5/15/45-2/15/55	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Mastercard, Inc., Class A	2.3%
Apple, Inc.	2.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.7%
U.S. Government & Federal Agencies	15.3%
Corporate Bonds	9.9%
Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.3%
Short-Term Investments	1.8%
Loan Assignments	0.5%
Other Assets, Less Liabilities	(0.9)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.7%
Microsoft Corp.	5.1%
U.S. Treasury Notes, 3.75%-4.25%, due 3/31/27-5/15/35	5.0%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/54	3.4%
Amazon.com, Inc.	3.0%
U.S. Treasury Bonds, 4.625%-5.00%, due 5/15/45-2/15/55	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Mastercard, Inc., Class A	2.3%
Apple, Inc.	2.3%
* Excluding short-term investments

C000104630 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Fidelity Institutional AM® Utilities Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$34	0.67%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 34	[116]
Expense Ratio, Percent	0.67%	[116],[117]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	6.13%	22.42%	14.08%	8.63%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
MSCI USA IMI Utilities 25/50 Index (Gross)[3]		9.56%	23.15%	10.90%	10.53%
Morningstar Utilities Category Average[4]		9.12%	24.21%	11.13%	9.26%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

4.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 844,170,621
Holdings Count | Holding	28
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$844,170,621%
Total number of portfolio holdings	28%
Portfolio turnover rate	87%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	11.7%
Constellation Energy Corp.	9.2%
Duke Energy Corp.	8.1%
Vistra Corp.	7.7%
Sempra	6.0%
Exelon Corp.	5.5%
Entergy Corp.	4.7%
PPL Corp.	4.0%
Ameren Corp.	3.8%
Xcel Energy, Inc.	3.7%
* Excluding short-term investments
Top Industries
Electric Utilities	64.3%
Multi–Utilities	16.6%
Independent Power and Renewable Electricity Producers	8.3%
Oil, Gas & Consumable Fuels	2.7%
Electrical Equipment	2.1%
Gas Utilities	1.6%
Construction & Engineering	1.6%
Commercial Services & Supplies	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Short–Term Investment	0.7%
Other	0.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	11.7%
Constellation Energy Corp.	9.2%
Duke Energy Corp.	8.1%
Vistra Corp.	7.7%
Sempra	6.0%
Exelon Corp.	5.5%
Entergy Corp.	4.7%
PPL Corp.	4.0%
Ameren Corp.	3.8%
Xcel Energy, Inc.	3.7%
* Excluding short-term investments

C000104629 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Fidelity Institutional AM® Utilities Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$47	0.92%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 47	[118]
Expense Ratio, Percent	0.92%	[118],[119]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	6.00%	22.11%	13.80%	8.36%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
MSCI USA IMI Utilities 25/50 Index (Gross)[3]		9.56%	23.15%	10.90%	10.53%
Morningstar Utilities Category Average[4]		9.12%	24.21%	11.13%	9.26%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

4.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 844,170,621
Holdings Count | Holding	28
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$844,170,621%
Total number of portfolio holdings	28%
Portfolio turnover rate	87%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	11.7%
Constellation Energy Corp.	9.2%
Duke Energy Corp.	8.1%
Vistra Corp.	7.7%
Sempra	6.0%
Exelon Corp.	5.5%
Entergy Corp.	4.7%
PPL Corp.	4.0%
Ameren Corp.	3.8%
Xcel Energy, Inc.	3.7%
* Excluding short-term investments
Top Industries
Electric Utilities	64.3%
Multi–Utilities	16.6%
Independent Power and Renewable Electricity Producers	8.3%
Oil, Gas & Consumable Fuels	2.7%
Electrical Equipment	2.1%
Gas Utilities	1.6%
Construction & Engineering	1.6%
Commercial Services & Supplies	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Short–Term Investment	0.7%
Other	0.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	11.7%
Constellation Energy Corp.	9.2%
Duke Energy Corp.	8.1%
Vistra Corp.	7.7%
Sempra	6.0%
Exelon Corp.	5.5%
Entergy Corp.	4.7%
PPL Corp.	4.0%
Ameren Corp.	3.8%
Xcel Energy, Inc.	3.7%
* Excluding short-term investments

C000104631 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP American Century Sustainable Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$34	0.67%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 34	[120]
Expense Ratio, Percent	0.67%	[120],[121]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	2.54%	7.96%	17.18%	10.36%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Blend Category Average[4]		5.74%	13.30%	15.14%	12.05%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 402,012,002
Holdings Count | Holding	106
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$402,012,002%
Total number of portfolio holdings	106%
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	7.0%
Apple, Inc.	4.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.8%
Broadcom, Inc.	3.2%
Meta Platforms, Inc., Class A	2.9%
Mastercard, Inc., Class A	1.9%
JPMorgan Chase & Co.	1.7%
Home Depot, Inc. (The)	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.6%
Software	12.3%
Interactive Media & Services	6.7%
Capital Markets	4.9%
Technology Hardware, Storage & Peripherals	4.1%
Banks	4.0%
Broadline Retail	3.8%
Financial Services	3.5%
Specialty Retail	3.4%
Pharmaceuticals	2.7%
Other	42.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	7.0%
Apple, Inc.	4.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.8%
Broadcom, Inc.	3.2%
Meta Platforms, Inc., Class A	2.9%
Mastercard, Inc., Class A	1.9%
JPMorgan Chase & Co.	1.7%
Home Depot, Inc. (The)	1.5%
* Excluding short-term investments

C000104632 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP American Century Sustainable Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$46	0.92%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.

Expenses Paid, Amount	$ 46	[122]
Expense Ratio, Percent	0.92%	[122],[123]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	2.42%	7.69%	16.88%	10.09%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Blend Category Average[4]		5.74%	13.30%	15.14%	12.05%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 402,012,002
Holdings Count | Holding	106
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$402,012,002%
Total number of portfolio holdings	106%
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	7.0%
Apple, Inc.	4.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.8%
Broadcom, Inc.	3.2%
Meta Platforms, Inc., Class A	2.9%
Mastercard, Inc., Class A	1.9%
JPMorgan Chase & Co.	1.7%
Home Depot, Inc. (The)	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.6%
Software	12.3%
Interactive Media & Services	6.7%
Capital Markets	4.9%
Technology Hardware, Storage & Peripherals	4.1%
Banks	4.0%
Broadline Retail	3.8%
Financial Services	3.5%
Specialty Retail	3.4%
Pharmaceuticals	2.7%
Other	42.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	7.0%
Apple, Inc.	4.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.8%
Broadcom, Inc.	3.2%
Meta Platforms, Inc., Class A	2.9%
Mastercard, Inc., Class A	1.9%
JPMorgan Chase & Co.	1.7%
Home Depot, Inc. (The)	1.5%
* Excluding short-term investments

C000104633 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PIMCO Real Return Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$54	1.05%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 54	[124]
Expense Ratio, Percent	1.05%	[124],[125],[126]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	5.45%	6.64%	1.92%	2.73%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Bloomberg U.S. TIPS Index[3]		4.67%	5.84%	1.61%	2.67%
Morningstar Inflation-Protected Bond Category Average[4]		4.42%	5.71%	1.00%	2.23%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

4.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 402,901,915
Holdings Count | Holding	434
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$402,901,915%
Total number of portfolio holdings	434%
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 4/15/26-1/15/35	67.5%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/27-2/15/55	21.7%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/55	9.9%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-4/20/55	3.1%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	2.1%
GNMA, 5.202%-5.592%, due 4/20/67-7/20/73	1.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.3%
FNMA, 4.887%-7.037%, due 11/1/34-6/25/55	1.0%
FHLMC, 4.814%-5.245%, due 7/15/44-8/15/57	0.9%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/15/30-5/15/36	0.6%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	102.7%
Short-Term Investments	32.8%
Asset-Backed Securities	7.7%
Foreign Government Bonds	4.4%
Mortgage-Backed Securities	3.9%
Corporate Bonds	0.3%
Other Assets, Less Liabilities	-51.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 4/15/26-1/15/35	67.5%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/27-2/15/55	21.7%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/55	9.9%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-4/20/55	3.1%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	2.1%
GNMA, 5.202%-5.592%, due 4/20/67-7/20/73	1.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.3%
FNMA, 4.887%-7.037%, due 11/1/34-6/25/55	1.0%
FHLMC, 4.814%-5.245%, due 7/15/44-8/15/57	0.9%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/15/30-5/15/36	0.6%
* Excluding short-term investments

C000104634 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP PIMCO Real Return Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$66	1.30%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 66	[127]
Expense Ratio, Percent	1.30%	[127],[128],[129]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	5.32%	6.38%	1.66%	2.47%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Bloomberg U.S. TIPS Index[3]		4.67%	5.84%	1.61%	2.67%
Morningstar Inflation-Protected Bond Category Average[4]		4.42%	5.71%	1.00%	2.23%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

4.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 402,901,915
Holdings Count | Holding	434
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$402,901,915%
Total number of portfolio holdings	434%
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 4/15/26-1/15/35	67.5%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/27-2/15/55	21.7%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/55	9.9%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-4/20/55	3.1%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	2.1%
GNMA, 5.202%-5.592%, due 4/20/67-7/20/73	1.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.3%
FNMA, 4.887%-7.037%, due 11/1/34-6/25/55	1.0%
FHLMC, 4.814%-5.245%, due 7/15/44-8/15/57	0.9%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/15/30-5/15/36	0.6%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	102.7%
Short-Term Investments	32.8%
Asset-Backed Securities	7.7%
Foreign Government Bonds	4.4%
Mortgage-Backed Securities	3.9%
Corporate Bonds	0.3%
Other Assets, Less Liabilities	-51.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 4/15/26-1/15/35	67.5%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/27-2/15/55	21.7%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/55	9.9%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-4/20/55	3.1%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	2.1%
GNMA, 5.202%-5.592%, due 4/20/67-7/20/73	1.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.3%
FNMA, 4.887%-7.037%, due 11/1/34-6/25/55	1.0%
FHLMC, 4.814%-5.245%, due 7/15/44-8/15/57	0.9%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/15/30-5/15/36	0.6%
* Excluding short-term investments

C000154685 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP CBRE Global Infrastructure Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$50	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 50	[130]
Expense Ratio, Percent	0.95%	[130],[131],[132]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2015	10.55%	19.84%	8.31%	(0.13)%
MSCI World Index (Net)[2]		9.47%	16.26%	14.55%	10.66%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		9.30%	17.03%	8.15%	6.80%
Morningstar Infrastructure Category Average[4]		13.86%	21.00%	10.33%	7.28%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 35,193,284
Holdings Count | Holding	46
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$35,193,284%
Total number of portfolio holdings	46%
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Norfolk Southern Corp.	4.4%
Vinci SA	4.4%
WEC Energy Group, Inc.	4.2%
Atmos Energy Corp.	4.1%
Ferrovial SE	3.8%
PPL Corp.	3.8%
Public Service Enterprise Group, Inc.	3.5%
Aena SME SA	3.3%
Constellation Energy Corp.	3.1%
NextEra Energy, Inc.	3.1%
* Excluding short-term investments
Top Countries
United States	66.6%
Spain	8.5%
Canada	7.7%
United Kingdom	4.9%
France	4.4%
Mexico	3.5%
Japan	3.0%
Germany	1.9%
Switzerland	1.5%
Italy	1.4%
Other	(3.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Norfolk Southern Corp.	4.4%
Vinci SA	4.4%
WEC Energy Group, Inc.	4.2%
Atmos Energy Corp.	4.1%
Ferrovial SE	3.8%
PPL Corp.	3.8%
Public Service Enterprise Group, Inc.	3.5%
Aena SME SA	3.3%
Constellation Energy Corp.	3.1%
NextEra Energy, Inc.	3.1%
* Excluding short-term investments

C000154686 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP CBRE Global Infrastructure Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$63	1.20%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 63	[133]
Expense Ratio, Percent	1.20%	[133],[134],[135]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/1/2015	10.41%	19.54%	8.04%	(0.37)%
MSCI World Index (Net)[2]		9.47%	16.26%	14.55%	10.66%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		9.30%	17.03%	8.15%	6.80%
Morningstar Infrastructure Category Average[4]		13.86%	21.00%	10.33%	7.28%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 35,193,284
Holdings Count | Holding	46
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$35,193,284%
Total number of portfolio holdings	46%
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Norfolk Southern Corp.	4.4%
Vinci SA	4.4%
WEC Energy Group, Inc.	4.2%
Atmos Energy Corp.	4.1%
Ferrovial SE	3.8%
PPL Corp.	3.8%
Public Service Enterprise Group, Inc.	3.5%
Aena SME SA	3.3%
Constellation Energy Corp.	3.1%
NextEra Energy, Inc.	3.1%
* Excluding short-term investments
Top Countries
United States	66.6%
Spain	8.5%
Canada	7.7%
United Kingdom	4.9%
France	4.4%
Mexico	3.5%
Japan	3.0%
Germany	1.9%
Switzerland	1.5%
Italy	1.4%
Other	(3.4)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Norfolk Southern Corp.	4.4%
Vinci SA	4.4%
WEC Energy Group, Inc.	4.2%
Atmos Energy Corp.	4.1%
Ferrovial SE	3.8%
PPL Corp.	3.8%
Public Service Enterprise Group, Inc.	3.5%
Aena SME SA	3.3%
Constellation Energy Corp.	3.1%
NextEra Energy, Inc.	3.1%
* Excluding short-term investments

C000166826 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Small Cap Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$36	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 36	[136]
Expense Ratio, Percent	0.74%	[136],[137],[138]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Initial Class Shares	5/2/2016	(3.94)%	5.15%	9.30%	6.30%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	14.11%
Russell 2000®Index[3]		(1.79)%	7.68%	10.04%	8.77%
Morningstar Small Blend Category Average[4]		(1.92)%	6.33%	11.90%	8.15%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 359,092,511
Holdings Count | Holding	258
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$359,092,511%
Total number of portfolio holdings	258%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Magnite, Inc.	1.4%
Verra Mobility Corp.	1.4%
TTM Technologies, Inc.	1.3%
Kaiser Aluminum Corp.	1.2%
Cadence Bank	1.1%
Champion Homes, Inc.	1.1%
Enova International, Inc.	1.1%
iShares Russell 2000 Value ETF	1.0%
Life Time Group Holdings, Inc.	1.0%
Laureate Education, Inc.	1.0%
* Excluding short-term investments
Top Industries
Banks	9.9%
Software	6.7%
Biotechnology	6.3%
Professional Services	4.3%
Health Care Equipment & Supplies	4.0%
Semiconductors & Semiconductor Equipment	3.5%
Trading Companies & Distributors	3.4%
Consumer Finance	3.3%
Financial Services	3.1%
Hotels, Restaurants & Leisure	3.1%
Other	52.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Magnite, Inc.	1.4%
Verra Mobility Corp.	1.4%
TTM Technologies, Inc.	1.3%
Kaiser Aluminum Corp.	1.2%
Cadence Bank	1.1%
Champion Homes, Inc.	1.1%
Enova International, Inc.	1.1%
iShares Russell 2000 Value ETF	1.0%
Life Time Group Holdings, Inc.	1.0%
Laureate Education, Inc.	1.0%
* Excluding short-term investments

C000166827 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Wellington Small Cap Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 48	[139]
Expense Ratio, Percent	0.99%	[139],[140],[141]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Service Class Shares	5/2/2016	(4.06)%	4.89%	9.02%	6.03%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	14.11%
Russell 2000®Index[3]		(1.79)%	7.68%	10.04%	8.77%
Morningstar Small Blend Category Average[4]		(1.92)%	6.33%	11.90%	8.15%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 359,092,511
Holdings Count | Holding	258
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$359,092,511%
Total number of portfolio holdings	258%
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Magnite, Inc.	1.4%
Verra Mobility Corp.	1.4%
TTM Technologies, Inc.	1.3%
Kaiser Aluminum Corp.	1.2%
Cadence Bank	1.1%
Champion Homes, Inc.	1.1%
Enova International, Inc.	1.1%
iShares Russell 2000 Value ETF	1.0%
Life Time Group Holdings, Inc.	1.0%
Laureate Education, Inc.	1.0%
* Excluding short-term investments
Top Industries
Banks	9.9%
Software	6.7%
Biotechnology	6.3%
Professional Services	4.3%
Health Care Equipment & Supplies	4.0%
Semiconductors & Semiconductor Equipment	3.5%
Trading Companies & Distributors	3.4%
Consumer Finance	3.3%
Financial Services	3.1%
Hotels, Restaurants & Leisure	3.1%
Other	52.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Magnite, Inc.	1.4%
Verra Mobility Corp.	1.4%
TTM Technologies, Inc.	1.3%
Kaiser Aluminum Corp.	1.2%
Cadence Bank	1.1%
Champion Homes, Inc.	1.1%
Enova International, Inc.	1.1%
iShares Russell 2000 Value ETF	1.0%
Life Time Group Holdings, Inc.	1.0%
Laureate Education, Inc.	1.0%
* Excluding short-term investments

C000204554 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Hedge Multi-Strategy Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$35	0.70%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 35	[142]
Expense Ratio, Percent	0.70%	[142],[143],[144]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2013	2.79%	6.42%	3.31%	0.90%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P Balanced Equity and Bond Conservative Index[3]		5.54%	8.51%	2.20%	4.40%
Barclay Hedge Fund Index[4]		5.25%	9.50%	7.81%	5.36%
NYLI Hedge Multi-Strategy Index[5]		3.56%	7.76%	4.12%	3.18%
Morningstar Multistrategy Category Average[6]		1.55%	3.30%	5.18%	2.55%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

4.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

5.
The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

6.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 210,666,301
Holdings Count | Holding	113
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$210,666,301%
Total number of portfolio holdings	113%
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	13.2%
Vanguard Short-Term Treasury ETF	9.6%
Vanguard FTSE Developed Markets ETF	8.2%
Franklin Senior Loan ETF	6.6%
SPDR Bloomberg Convertible Securities ETF	5.3%
Vanguard Short-Term Inflation-Protected Securities ETF	5.3%
iShares 0-5 Year TIPS Bond ETF	4.4%
iShares National Muni Bond ETF	4.3%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.2%
Vanguard Tax-Exempt Bond Index ETF	3.8%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	17.4%
Unaffiliated Investment Companies	14.6%
Treasury Inflation Protected Security Funds	9.7%
Short Duration Fund	9.6%
Convertible Bond Funds	8.8%
International Equity Core Fund	8.2%
Municipal Bond Funds	8.1%
Bank Loan Fund	6.6%
Emerging Equity Funds	5.2%
U.S. Momentum Funds	3.9%
Other Assets, Less Liabilities	7.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	13.2%
Vanguard Short-Term Treasury ETF	9.6%
Vanguard FTSE Developed Markets ETF	8.2%
Franklin Senior Loan ETF	6.6%
SPDR Bloomberg Convertible Securities ETF	5.3%
Vanguard Short-Term Inflation-Protected Securities ETF	5.3%
iShares 0-5 Year TIPS Bond ETF	4.4%
iShares National Muni Bond ETF	4.3%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.2%
Vanguard Tax-Exempt Bond Index ETF	3.8%
* Excluding short-term investments

C000204555 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Hedge Multi-Strategy Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.

Expenses Paid, Amount	$ 48	[145]
Expense Ratio, Percent	0.95%	[145],[146],[147]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/1/2013	2.66%	6.16%	3.05%	0.67%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P Balanced Equity and Bond Conservative Index[3]		5.54%	8.51%	2.20%	4.40%
Barclay Hedge Fund Index[4]		5.25%	9.50%	7.81%	5.36%
NYLI Hedge Multi-Strategy Index[5]		3.56%	7.76%	4.12%	3.18%
Morningstar Multistrategy Category Average[6]		1.55%	3.30%	5.18%	2.55%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

4.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

5.
The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

6.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 210,666,301
Holdings Count | Holding	113
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$210,666,301%
Total number of portfolio holdings	113%
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	13.2%
Vanguard Short-Term Treasury ETF	9.6%
Vanguard FTSE Developed Markets ETF	8.2%
Franklin Senior Loan ETF	6.6%
SPDR Bloomberg Convertible Securities ETF	5.3%
Vanguard Short-Term Inflation-Protected Securities ETF	5.3%
iShares 0-5 Year TIPS Bond ETF	4.4%
iShares National Muni Bond ETF	4.3%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.2%
Vanguard Tax-Exempt Bond Index ETF	3.8%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	17.4%
Unaffiliated Investment Companies	14.6%
Treasury Inflation Protected Security Funds	9.7%
Short Duration Fund	9.6%
Convertible Bond Funds	8.8%
International Equity Core Fund	8.2%
Municipal Bond Funds	8.1%
Bank Loan Fund	6.6%
Emerging Equity Funds	5.2%
U.S. Momentum Funds	3.9%
Other Assets, Less Liabilities	7.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	13.2%
Vanguard Short-Term Treasury ETF	9.6%
Vanguard FTSE Developed Markets ETF	8.2%
Franklin Senior Loan ETF	6.6%
SPDR Bloomberg Convertible Securities ETF	5.3%
Vanguard Short-Term Inflation-Protected Securities ETF	5.3%
iShares 0-5 Year TIPS Bond ETF	4.4%
iShares National Muni Bond ETF	4.3%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.2%
Vanguard Tax-Exempt Bond Index ETF	3.8%
* Excluding short-term investments

C000255924 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MFS® Investors Trust Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MFS® Investors Trust Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the period since inception?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$30^	0.76%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 30	[148],[149]
Expense Ratio, Percent	0.76%	[148],[150]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Since Inception[1]
Initial Class Shares	2/10/2025	2.84%
Russell 3000®Index[2]		2.76%
S&P 500®Index[3]		3.56%
Morningstar Large Blend Category Average[4]		2.54%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 446,900,842
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$446,900,842%
Total number of portfolio holdings	66%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.1%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	3.8%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., Class A	2.2%
Salesforce, Inc.	2.0%
Mastercard, Inc., Class A	2.0%
* Excluding short-term investments
Top Industries
Software	12.7%
Semiconductors & Semiconductor Equipment	10.2%
Interactive Media & Services	7.9%
Financial Services	5.8%
Broadline Retail	5.3%
Electrical Equipment	4.8%
Health Care Equipment & Supplies	4.7%
Insurance	4.2%
Capital Markets	4.1%
Banks	4.0%
Other	36.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.1%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	3.8%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., Class A	2.2%
Salesforce, Inc.	2.0%
Mastercard, Inc., Class A	2.0%
* Excluding short-term investments

C000255923 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MFS® Investors Trust Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MFS® Investors Trust Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the period since inception?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$39^	1.01%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 39	[151],[152]
Expense Ratio, Percent	1.01%	[151],[153]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Since Inception[1]
Service Class Shares	2/10/2025	2.74%
Russell 3000®Index[2]		2.76%
S&P 500®Index[3]		3.56%
Morningstar Large Blend Category Average[4]		2.54%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 446,900,842
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$446,900,842%
Total number of portfolio holdings	66%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.1%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	3.8%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., Class A	2.2%
Salesforce, Inc.	2.0%
Mastercard, Inc., Class A	2.0%
* Excluding short-term investments
Top Industries
Software	12.7%
Semiconductors & Semiconductor Equipment	10.2%
Interactive Media & Services	7.9%
Financial Services	5.8%
Broadline Retail	5.3%
Electrical Equipment	4.8%
Health Care Equipment & Supplies	4.7%
Insurance	4.2%
Capital Markets	4.1%
Banks	4.0%
Other	36.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.1%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	3.8%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., Class A	2.2%
Salesforce, Inc.	2.0%
Mastercard, Inc., Class A	2.0%
* Excluding short-term investments

C000255926 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MFS® Research Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MFS® Research Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the period since inception?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$30^	0.77%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
^	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 30	[154],[155]
Expense Ratio, Percent	0.77%	[154],[156],[157]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Since Inception[1]
Initial Class Shares	2/10/2025	1.74%
Russell 3000®Index[2]		2.76%
S&P 500®Index[3]		3.56%
Morningstar Large Blend Category Average[4]		2.54%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 323,272,464
Holdings Count | Holding	105
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$323,272,464%
Total number of portfolio holdings	105%
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Apple, Inc.	4.2%
Mastercard, Inc., Class A	3.0%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Software	13.8%
Semiconductors & Semiconductor Equipment	10.1%
Interactive Media & Services	7.3%
Broadline Retail	4.8%
Capital Markets	4.6%
Technology Hardware, Storage & Peripherals	4.2%
Financial Services	3.6%
Banks	3.6%
Health Care Equipment & Supplies	3.1%
Hotels, Restaurants & Leisure	3.1%
Other	41.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Apple, Inc.	4.2%
Mastercard, Inc., Class A	3.0%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Salesforce, Inc.	1.4%
* Excluding short-term investments

C000255925 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP MFS® Research Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP MFS® Research Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the period since inception?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$40^	1.02%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 40	[158],[159]
Expense Ratio, Percent	1.02%	[158],[160]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Since Inception[1]
Service Class Shares	2/10/2025	1.64%
Russell 3000®Index[2]		2.76%
S&P 500®Index[3]		3.56%
Morningstar Large Blend Category Average[4]		2.54%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 323,272,464
Holdings Count | Holding	105
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$323,272,464%
Total number of portfolio holdings	105%
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Apple, Inc.	4.2%
Mastercard, Inc., Class A	3.0%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Software	13.8%
Semiconductors & Semiconductor Equipment	10.1%
Interactive Media & Services	7.3%
Broadline Retail	4.8%
Capital Markets	4.6%
Technology Hardware, Storage & Peripherals	4.2%
Financial Services	3.6%
Banks	3.6%
Health Care Equipment & Supplies	3.1%
Hotels, Restaurants & Leisure	3.1%
Other	41.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Apple, Inc.	4.2%
Mastercard, Inc., Class A	3.0%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Salesforce, Inc.	1.4%
* Excluding short-term investments

C000255928 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Newton Technology Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Newton Technology Growth Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$31^	0.78%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
^	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 31	[161],[162]
Expense Ratio, Percent	0.78%	[161],[163],[164]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Since Inception[1]
Initial Class Shares	2/10/2025	6.09%
Russell 3000®Index[2]		2.76%
NYSE® Technology Index[3]		10.52%
Morningstar Technology Category Average[4]		5.38%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.	The NYSE® Technology Index is an equal-dollar weighted Index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies.
4.
The Morningstar Technology Category Average is representative of funds that buy high-tech businesses in the U.S. or outside of the U.S. Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks, and some concentrate on a single technology industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,266,198,329
Holdings Count | Holding	38
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,266,198,329%
Total number of portfolio holdings	38%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.6%
NVIDIA Corp.	7.1%
Netflix, Inc.	5.7%
Microsoft Corp.	5.3%
Intuit, Inc.	5.0%
Meta Platforms, Inc., Class A	4.8%
Micron Technology, Inc.	4.8%
Oracle Corp.	4.7%
Amazon.com, Inc.	4.6%
Shopify, Inc., Class A	4.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	31.0%
Software	29.8%
Interactive Media & Services	9.8%
Broadline Retail	8.8%
Entertainment	7.4%
IT Services	5.6%
Aerospace & Defense	2.7%
Technology Hardware, Storage & Peripherals	2.3%
Real Estate Management & Development	1.9%
Short–Term Investment	0.9%
Other	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.6%
NVIDIA Corp.	7.1%
Netflix, Inc.	5.7%
Microsoft Corp.	5.3%
Intuit, Inc.	5.0%
Meta Platforms, Inc., Class A	4.8%
Micron Technology, Inc.	4.8%
Oracle Corp.	4.7%
Amazon.com, Inc.	4.6%
Shopify, Inc., Class A	4.2%
* Excluding short-term investments

C000255927 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI VP Newton Technology Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI VP Newton Technology Growth Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM?site=VP
Expenses [Text Block]
What were the Portfolio costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$41^	1.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
^	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 41	[165],[166]
Expense Ratio, Percent	1.03%	[165],[167],[168]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Since Inception[1]
Service Class Shares	2/10/2025	5.98%
Russell 3000®Index[2]		2.76%
NYSE® Technology Index[3]		10.52%
Morningstar Technology Category Average[4]		5.38%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.	The NYSE® Technology Index is an equal-dollar weighted Index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies.
4.
The Morningstar Technology Category Average is representative of funds that buy high-tech businesses in the U.S. or outside of the U.S. Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks, and some concentrate on a single technology industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,266,198,329
Holdings Count | Holding	38
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio's net assets	$1,266,198,329%
Total number of portfolio holdings	38%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.6%
NVIDIA Corp.	7.1%
Netflix, Inc.	5.7%
Microsoft Corp.	5.3%
Intuit, Inc.	5.0%
Meta Platforms, Inc., Class A	4.8%
Micron Technology, Inc.	4.8%
Oracle Corp.	4.7%
Amazon.com, Inc.	4.6%
Shopify, Inc., Class A	4.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	31.0%
Software	29.8%
Interactive Media & Services	9.8%
Broadline Retail	8.8%
Entertainment	7.4%
IT Services	5.6%
Aerospace & Defense	2.7%
Technology Hardware, Storage & Peripherals	2.3%
Real Estate Management & Development	1.9%
Short–Term Investment	0.9%
Other	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.6%
NVIDIA Corp.	7.1%
Netflix, Inc.	5.7%
Microsoft Corp.	5.3%
Intuit, Inc.	5.0%
Meta Platforms, Inc., Class A	4.8%
Micron Technology, Inc.	4.8%
Oracle Corp.	4.7%
Amazon.com, Inc.	4.6%
Shopify, Inc., Class A	4.2%
* Excluding short-term investments

[1]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[2]	Annualized.
[3]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[4]	Annualized.
[5]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[6]	Annualized.
[7]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[8]	Annualized.
[9]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[10]	Annualized.
[11]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[12]	Annualized.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[15]	Annualized.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[17]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[18]	Annualized.
[19]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[20]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[21]	Annualized.
[22]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[23]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[24]	Annualized.
[25]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[26]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[27]	Annualized.
[28]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[29]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[30]	Annualized.
[31]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[32]	Annualized.
[33]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[34]	Annualized.
[35]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[36]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[37]	Annualized.
[38]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[39]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[40]	Annualized.
[41]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[42]	Annualized.
[43]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[44]	Annualized.
[45]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[46]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[47]	Annualized.
[48]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[49]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[50]	Annualized.
[51]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[52]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[53]	Annualized.
[54]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[55]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[56]	Annualized.
[57]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[58]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[59]	Annualized.
[60]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[61]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[62]	Annualized.
[63]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[64]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[65]	Annualized.
[66]	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
[67]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[68]	Annualized.
[69]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[70]	Less than 0.5%.
[71]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[72]	Annualized.
[73]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[74]	Less than 0.5%.
[75]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[76]	Annualized.
[77]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[78]	Annualized.
[79]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[80]	Annualized.
[81]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[82]	Annualized.
[83]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[84]	Annualized.
[85]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[86]	Annualized.
[87]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[88]	Annualized.
[89]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[90]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[91]	Annualized.
[92]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[93]	Annualized.
[94]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[95]	Annualized.
[96]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[97]	Annualized.
[98]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[99]	Annualized.
[100]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[101]	Annualized.
[102]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[103]	Annualized.
[104]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[105]	Annualized.
[106]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[107]	Annualized.
[108]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[109]	Annualized.
[110]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[111]	Annualized.
[112]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[113]	Annualized.
[114]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[115]	Annualized.
[116]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[117]	Annualized.
[118]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[119]	Annualized.
[120]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[121]	Annualized.
[122]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[123]	Annualized.
[124]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[125]	Annualized.
[126]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[127]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[128]	Annualized.
[129]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[130]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[131]	Annualized.
[132]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[133]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[134]	Annualized.
[135]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[136]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[137]	Annualized.
[138]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[139]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[140]	Annualized.
[141]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[142]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[143]	Annualized.
[144]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[145]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[146]	Annualized.
[147]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[148]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[149]	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[150]	Annualized.
[151]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[152]	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[153]	Annualized.
[154]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[155]	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[156]	Annualized.
[157]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[158]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[159]	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[160]	Annualized.
[161]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[162]	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[163]	Annualized.
[164]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[165]	Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.
[166]	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[167]	Annualized.
[168]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.